Revenue (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Revenue by Segment

Revenue by segment

Half year ended 31 December 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	3,071	5,328	7,401	4,509	549	20,858
Other revenue	132	(259)	17	3	(9)	(116)

Total revenue	3,203	5,069	7,418	4,512	540	20,742

Half year ended 31 December 2017 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	2,525	5,790	7,196	4,044	533	20,088
Other revenue	56	342	25	3	12	438

Total revenue	2,581	6,132	7,221	4,047	545	20,526

Year ended 30 June 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue from contracts with customers	5,194	12,660	14,782	8,887	1,225	42,748
Other revenue	214	121	28	2	16	381

Total revenue	5,408	12,781	14,810	8,889	1,241	43,129

Summary of Revenue By Geographical Location

Revenue by geographical location

	Revenue by location of customer
	Half Year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Australia	1,247	1,110	2,304
Europe	983	818	1,886
China	11,176	10,511	22,660
Japan	2,081	2,015	4,628
India	1,141	1,285	2,439
South Korea	1,067	1,374	2,588
Rest of Asia	1,355	1,454	2,620
North America	1,176	1,234	2,715
South America	362	566	1,054
Rest of world	154	159	235

	20,742	20,526	43,129